Summary Prospectus February 1, 2012



                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS SHORT-TERM MUNICIPAL BOND FUND






CLASS/Ticker    A   SRMAX    B   SRMBX    C   SRMCX    INST   MGSMX    S   SRMSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C and INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated February 1, 2012, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 10) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                           2.00      None       None     None    None
------------------------------------     ----      --         --       ------  -----
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    -----    ----       ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                           A          B          C        INST           S
                                   ---------  ---------  ---------  ----------  ----------
Management fee                         0.39       0.39       0.39       0.39        0.39
----------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                           0.25       1.00       1.00      None        None
----------------------------------     ----       ----       ----      -----       -----
Other expenses                         0.22       0.28       0.24       0.20        0.33
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               0.86       1.67       1.63       0.59        0.72
----------------------------------     ----       ----       ----      -----       -----
Less fee waiver/reimbursement          0.11       0.17       0.13       0.09        0.12
----------------------------------     ----       ----       ----      -----       -----
NET ANNUAL FUND OPERATING
EXPENSES (after fee waiver and/or
expense reimbursement)                 0.75       1.50       1.50       0.50        0.60
----------------------------------     ----       ----       ----      -----       -----

The Advisor has contractually agreed through January 31, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 0.75%, 1.50%, 1.50%, 0.50% and 0.60% for Class A, Class B, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class B, Class C, Institutional Class and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 275     $ 553     $ 253     $51     $61
--       -----     -----     -----     ---     ---
3          458       810       502     180     218
--       -----     -----     -----     ---     ---
5          657     1,091       874     320     389
--       -----     -----     -----     ---     ---
10       1,230     1,547     1,922     729     883
--       -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 275     $ 153     $ 153     $51     $61
--       -----     -----     -----     ---     ---
3          458       510       502     180     218
--       -----     -----     -----     ---     ---
5          657       891       874     320     389
--       -----     -----     -----     ---     ---
10       1,230     1,547     1,922     729     883
--       -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 26%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal market conditions, the fund invests at least 80% of its assets, determined at the time of purchase, in municipal securities that pay interest exempt from regular federal income tax. Municipal securities are debt securities issued by states and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax. The fund may invest without limit in municipal securities that pay interest that is taxable under the federal alternative minimum tax (AMT). The fund invests in securities of varying maturities and intends to maintain a dollar-weighted average effective portfolio maturity of no longer than three years. In determining the weighted average effective portfolio maturity, portfolio management uses a security's stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, or prepayment provision) will cause the security to be repaid earlier than the stated maturity date. As of December 31, 2011, the fund had a dollar-weighted average effective portfolio maturity of 2.42 years.


The fund invests primarily in investment grade municipal securities (securities within the top four credit categories) and up to 15% of assets investable in the fourth highest rating category. The fund may invest more than 25% of total assets in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax.


The fund may invest up to 20% of total assets in certain taxable securities to maintain liquidity. The fund may also purchase securities on a when-issued basis.


MANAGEMENT PROCESS. Portfolio management looks for securities that it believes offer the best value, typically weighing a number of factors, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, credit condition and outlook, liquidity, and changes in supply and demand within the municipal bond market.


DERIVATIVES. Portfolio management generally may use interest rate swaps, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to manage the duration of the investment portfolio (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). Portfolio management may also use inverse floating rate securities to seek to enhance potential gains.


The fund may also use various types of derivatives (i) for hedging; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


MUNICIPAL SECURITIES RISK. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


PRIVATE ACTIVITY AND INDUSTRIAL DEVELOPMENT BOND RISK. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of property financed as security for such payment.


INVERSE FLOATING RATE SECURITIES RISK. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.



                                       2
                                              DWS Short-Term Municipal Bond Fund


                                             SUMMARY PROSPECTUS February 1, 2012

TAX RISK. With respect to federal income taxes, any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. Distributions also are generally subject to state taxes with certain exceptions (e.g. some states may have an exception where a portion of the fund's income is attributable to municipal securities issued in the state in which you reside). New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in higher tax liability for shareholders and potentially hurting fund performance as well.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES RISK. The fund may purchase or sell a security at a future date for a predetermined price. The market value of the securities may change before delivery.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


In the table, the performance figures for each share class prior to its inception date are based on the historical performance of the original share class (Institutional Class), adjusted to reflect the higher net expenses and applicable sales charge of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







  2002      2003      2004      2005      2006      2007      2008       2009      2010    2011
  5.16      2.71      2.27      2.50      3.44      3.14       -0.62     6.50      1.62    3.45




Best Quarter: 2.45%, Q3 2009   Worst Quarter: -0.95%, Q3 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                       3
                                              DWS Short-Term Municipal Bond Fund


                                             SUMMARY PROSPECTUS February 1, 2012

                                  CLASS          1          5         10
                              INCEPTION       YEAR      YEARS      YEARS
                            -----------  ---------  ---------  ---------
CLASS A before tax          2/28/2003       1.13        2.13       2.53
--------------------------  ---------      -----        ----       ----
CLASS B before tax          2/28/2003       -0.68       1.58       1.96
--------------------------  ---------      ------       ----       ----
CLASS C before tax          2/28/2003       2.32        1.76       1.95
--------------------------  ---------      ------       ----       ----
INST CLASS before tax        3/6/1995       3.45        2.79       3.00
--------------------------  ---------      ------       ----       ----
  After tax on
  distributions                             3.45        2.79       3.00
  After tax on distribu-
  tions and sale of fund
  shares                                    2.78        2.75       2.98
--------------------------  ---------      ------       ----       ----
CLASS S before tax          2/28/2005       3.25        2.74       2.89
--------------------------  ---------      ------       ----       ----
BARCLAYS CAPITAL 1-YEAR
GENERAL OBLIGATION
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   1.55        3.03       2.68
--------------------------  ---------      ------       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

PHILIP G. CONDON, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Joined the fund in 2003.


ASHTON P. GOODFIELD, CFA, MANAGING DIRECTOR. Co-Lead Portfolio Manager of the fund. Joined the fund in 2003.


SHELLY L. DEITERT, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2003.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.

TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or Institutional Class
                                        shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's income dividends are generally exempt from regular federal income tax. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                              DWS Short-Term Municipal Bond Fund
                                  SUMMARY PROSPECTUS February 1, 2012 DSTMBF-SUM